Adjustment Of Assets To Fair Value (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	$ 43	$ 11	$ 7
Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	7
Powertrain [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	19	5	4
Powertrain [Member] | Discontinued Operations [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of property, plant and equipment	$ 7